Convertible Debentures (Details) - Schedule of the carrying amount of the Company’s convertible loans - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Principal
Balance at beginning
Additions	9,079,000
Balance at ending	9,079,000
Debt Discount
Balance at beginning
Additions	4,490,000
Amortization	(428,000)
Balance at ending	4,062,000
Net carrying amount	$ 5,017,000